Called up share capital and other equity instruments - Called up share capital and share premium (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of number of shares outstanding [abstract]
Issued capital at beginning of period		$ 10,096
Shares issued under HSBC employee share plans		500	$ 534	$ 757
Shares issued in lieu of dividends		3,206	3,040	3,162
Issued capital at end of period		10,160	10,096
Share premium account		10,177	12,619
Total equity		$ 197,871	$ 182,578	$ 197,518	$ 199,978
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)		$ 0.50
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)		20,191,586,214	19,685,096,934
Shares issued under HSBC employee share plans (in shares)		76,701,249	69,187,052
Shares issued in lieu of dividends (in shares)		380,652,196	437,302,228
Less: Shares repurchased and cancelled (in shares)		(328,223,401)	0
Number of shares outstanding ending balance (in shares)		20,320,716,258	20,191,586,214	19,685,096,934
Issued capital at beginning of period		$ 10,096	$ 9,842
Shares issued under HSBC employee share plans		38	35
Shares issued in lieu of dividends		190	219
Less: Shares repurchased and cancelled		(164)	0
Issued capital at end of period		$ 10,160	$ 10,096	$ 9,842
Preference shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)		$ 0.01
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)		1,450,000
Number of shares outstanding ending balance (in shares)		1,450,000	1,450,000
Issued capital at beginning of period		$ 0
Issued capital at end of period		0	$ 0
Issued Capital And Share Premium
Reconciliation of number of shares outstanding [abstract]
Total equity	[1]	$ 20,337	$ 22,715	$ 22,263	21,527
Treasury shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)		353,356,251	81,580,180
Number of shares outstanding ending balance (in shares)		360,590,019	353,356,251	81,580,180
HSBC Holdings
Reconciliation of number of shares outstanding [abstract]
Issued capital at beginning of period		$ 10,096
Shares issued under HSBC employee share plans		(2)	$ 34	$ 86
Shares issued in lieu of dividends		3,205	3,040	3,162
Issued capital at end of period		10,160	10,096
Share premium account		10,177	12,619
Total equity		$ 103,787	$ 104,858	$ 107,414	$ 105,445
HSBC Holdings | Treasury shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)		325,499,152	67,881
Number of shares outstanding ending balance (in shares)		326,843,840	325,499,152	67,881
Total equity		$ 2,542	$ 2,499	$ 1
Number of shares outstanding, buyback program		325,273,407

[1]	For further details refer to Note 31. In February 2017, HSBC announced a share buy-back of up to $1.0bn. Subsequently, HSBC completed a $1.0bn share buy-back in April 2017. In July 2017, HSBC announced a further share buy-back of up to $2.0bn. Subsequently, HSBC completed a $2.0bn share buy-back in November 2017.